Long-Term Debt and Trust Preferred Securities (Table)	12 Months Ended
Dec. 31, 2018
Long-Term Debt and Trust Preferred Securities [Abstract]
Long-Term Debt by Contractual Maturity [text block table]

Long-Term Debt by Earliest Contractual Maturity

in € m.	Due in 2019	Due in 2020	Due in 2021	Due in 2022	Due in 2023	Due after 2023	Total Dec 31, 2018	Total Dec 31, 2017
Senior debt:
Bonds and notes:
Fixed rate	16,275	10,510	18,483	6,949	6,898	18,779	77,894	76,285
Floating rate	8,002	4,540	5,347	3,553	2,321	6,732	30,495	33,210
Subordinated debt:
Bonds and notes:
Fixed rate	2,057	1,135	0	0	30	2,075	5,297	5,493
Floating rate	24	180	0	0	1,202	14	1,420	1,738
Other	20,958	6,263	1,335	557	1,087	6,777	36,977	42,988
Total long-term debt	47,317	22,627	25,164	11,060	11,538	34,377	152,083	159,715

Fixed and Floating Rate Trust Preferred Securities [text block table]

Trust Preferred Securities[1]

in € m.	Dec 31, 2018	Dec 31, 2017
Fixed rate	2,194	4,462
Floating rate	975	1,030
Total trust preferred securities	3,168	5,491

[1] Perpetual instruments, redeemable at specific future dates at the Group’s option.